EXPLORATION AND EVALUATION ASSETS (Tables)	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
Disclosure Of Detailed Information About Exploration And Evaluation Assets Explanatory [Text Block]

Balance, August 31, 2017	$22,900
Additions	9,096
Foreign exchange movement	(2,590)
Balance, August 31, 2018	29,406
Additions	5,126
Foreign exchange movement	1,313
Balance, February 28, 2019	$35,845